INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2021
Intangible Assets, Net (Excluding Goodwill) [Abstract]
INTANGIBLE ASSETS, NET

NOTE 7:   INTANGIBLE ASSETS, NET

Intangible assets consist of the following as of December 31, 2021:

Details	Useful life (years)	Cost	Accumulated Amortization	Net
Technologies	4-20	$8,172	$(3,332)	$4,840
Facilities’ lease	19	33,500	(26,817)	6,683
Customer relationships	15	2,600	(2,303)	297
Total identifiable intangible assets		$44,272	$(32,452)	$11,820

Intangible assets consist of the following as of December 31, 2020:

Details	Useful life (years)	Cost	Accumulated Amortization	Net
Technologies	4-20	$5,320	$(2,799)	$2,521
Facilities’ lease	19	33,500	(25,529)	7,971
Customer relationships	15	2,600	(2,130)	470
Total identifiable intangible assets		$41,420	$(30,458)	$10,962